Salaries and benefits (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Schedule of employee benefit expenses

Years Ended December 31 (millions)	Note	2021	2020	2019
Wages and salaries		$1,133	$879	$566
Benefits		82	65	49
Pensions—defined contribution	20	7	3	2
		$1,222	$947	$617